Guarantee Agreement - Additional Information (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Nov. 13, 2014	Dec. 31, 2013
Guarantee Obligations [Line Items]
Notes payable			$ 75,000,000
Percentage of contingent fee	10.00%
Percent of voting control	50.00%
IPO
Guarantee Obligations [Line Items]
Debt conversion converted instrument shares issued		11,067,090
$62,500,000 Revolving Note Payable
Guarantee Obligations [Line Items]
Notes payable	$ 62,500,000		$ 60,000,000
Redeemable Preferred Stock Series C
Guarantee Obligations [Line Items]
Preferred stock, shares issued price	$ 5.25
Redeemable Preferred Stock Series C | IPO
Guarantee Obligations [Line Items]
Convertible preferred stock shares issued upon conversion		2,477,756
Debt conversion converted instrument shares issued		1,832,531